Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Carrying amount and fair value of financial instruments
Marketable securities		$ 18,600
Other investments	43,217	41,560
Long-term debt	(2,070,543)	(1,304,039)
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Marketable securities	0	18,600
Other investments	43,217	41,560
Derivatives financial instruments - net	(13,952)	9,015
Long-term debt	(2,070,543)	(1,304,039)
Fair Value [Member]
Carrying amount and fair value of financial instruments
Marketable securities	0	18,600
Other investments	43,217	41,560
Derivatives financial instruments - net	(13,952)	9,015
Long-term debt	$ (2,443,514)	$ (1,648,614)